Other financial liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of financial liabilities [abstract]
Schedule of other financial liabilities
The detail of Other financial liabilities in the consolidated balance sheets is as follows:

EUR million
	2024	2023	2022
Trade payables	1,452	1,783	1,563
Clearing houses	776	1,269	1,200
Tax collection accounts:
Public Institutions	6,156	4,986	5,796
Factoring accounts payable	226	272	262
Unsettled financial transactions	7,421	6,412	5,429
Lease liabilities (note 2.k)	2,202	2,400	2,622
Other financial liabilities	21,683	23,065	20,187
	39,916	40,187	37,059

Disclosure of maturity analysis for non-derivative financial liabilities
The distribution of the book value of debt securities issued by contractual maturity at 31 December 2024 is shown below:

EUR million
	Within 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
Subordinated debt	1,572	1,857	3,928	2,192	25,912	35,461
Senior unsecured debt	9,586	17,494	50,084	37,748	36,994	151,906
Senior secured debt	6,389	11,337	48,824	21,616	12,693	100,859
Promissory notes and other securities	18,866	18,429	—	—	—	37,295
Debt securities issued	36,413	49,117	102,836	61,556	75,599	325,521
The distribution by contractual maturity of the notional amounts of these debt securities issued at 31 December 2024 is as follows:

EUR million
	Within 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
Subordinated debt	1,542	1,836	3,809	2,165	25,370	34,722
Senior unsecured debt	9,533	17,398	49,808	37,540	36,790	151,069
Senior secured debt	6,372	11,307	48,689	21,555	12,657	100,580
Promissory notes and other securities	18,868	18,432	—	—	—	37,300
Debt securities issued	36,315	48,973	102,306	61,260	74,817	323,671
The analysis of the maturities of lease liabilities at 31 December 2024, 2023 and 2022 is shown below:

EUR million
	2024	2023	2022
Maturity Analysis - Discounted payments
Within 1 year	526	586	707
Between 1 and 3 years	868	918	1,005
Between 3 and 5 years	405	480	454
Later than 5 years	403	416	456
Total discounted payments at the end of the year	2,202	2,400	2,622